Average Annual Total Returns - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIP Floating Rate High Income Portfolio	Apr. 30, 2025
VIP Floating Rate High Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.36%
Past 5 years	5.51%
Past 10 years	4.85%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%
SP026
Average Annual Return:
Past 1 year	9.15%
Past 5 years	6.09%
Past 10 years	5.41%